LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases, Maturity
2025	$ 15.1
2026	9.1
2027	8.8
2028	8.3
2029	6.3
Total lease payments	47.6
Less imputed interest	(4.0)
Total operating lease liabilities	$ 43.6	$ 19.4